UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
ASSETS
A) NON-CURRENT ASSETS	€ 1,280	€ 983
Intangible assets	11	10
Property, plant and equipment	219	200
Non-current financial assets		2
Deferred tax asset	1,050	771
B) CURRENT ASSETS	63,810	68,325
Trade receivables and other current assets	8,558	7,742
Current financial assets	9,869	6,775
Cash and cash equivalents	45,383	53,808
TOTAL ASSETS (A+B)	65,090	69,308
EQUITY AND LIABILITIES
A) EQUITY	21,645	24,547
Equity attributable to equity holders of the Parent	21,519	24,401
Equity attributable to non-controlling interest	126	146
B) NON-CURRENT LIABILITIES	966	2,008
Non-current financial liabilities	966	1,298
Deferred tax liability		710
C) CURRENT LIABILITIES	42,479	42,753
Borrowings	2,393	4,243
Trade payables and other current liabilities	40,086	38,510
TOTAL EQUITY AND LIABILITIES (A+B+C)	€ 65,090	€ 69,308